Goodwill (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Beginning balance	$ 1,378,353	$ 288,512
Goodwill attributable to acquisition	12,518	1,090,010
Silversea Goodwill adjustment	(5,224)
Foreign currency translation adjustment	(3)	(169)
Ending balance	1,385,644	1,378,353
Royal Caribbean International
Goodwill [Roll Forward]
Beginning balance	286,711	286,880
Goodwill attributable to acquisition	12,518
Silversea Goodwill adjustment	0
Foreign currency translation adjustment	(3)	(169)
Ending balance	299,226	286,711
Celebrity Cruises
Goodwill [Roll Forward]
Beginning balance	1,632	1,632
Goodwill attributable to acquisition	0
Silversea Goodwill adjustment	0
Foreign currency translation adjustment	0	0
Ending balance	1,632	1,632
Silversea Cruises
Goodwill [Roll Forward]
Beginning balance	1,090,010	0
Goodwill attributable to acquisition	0	1,090,010
Silversea Goodwill adjustment	(5,224)
Foreign currency translation adjustment	0	0
Ending balance	$ 1,084,786	$ 1,090,010